RISK MANAGEMENT - Schedule of Sensitivity Analysis of Financial Instruments (Details) R$ in Thousands	6 Months Ended
	Jun. 30, 2026 BRL (R$) $ / gal	Dec. 31, 2025 BRL (R$)
Interest rate risk | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	14.20%
Exposed assets (liabilities), net	R$ (84,304)
Interest rate risk | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	3.70%
Exposed assets (liabilities), net	R$ (1,156,726)
Interest rate risk | Interest rate devaluation by -10% | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	12.70%
Exposed assets (liabilities), net	R$ 2,662
Interest rate risk | Interest rate devaluation by -10% | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	3.30%
Exposed assets (liabilities), net	R$ 4,294
Interest rate risk | Interest rate devaluation by -25% | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	10.60%
Exposed assets (liabilities), net	R$ 6,656
Interest rate risk | Interest rate devaluation by -25% | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	2.80%
Exposed assets (liabilities), net	R$ 10,735
Interest rate risk | Interest rate appreciation by 10% | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	15.60%
Exposed assets (liabilities), net	R$ (2,662)
Interest rate risk | Interest rate appreciation by 10% | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.10%
Exposed assets (liabilities), net	R$ (4,294)
Interest rate risk | Interest rate appreciation by 25% | Exposure to CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	17.70%
Exposed assets (liabilities), net	R$ (6,656)
Interest rate risk | Interest rate appreciation by 25% | Exposure to SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.60%
Exposed assets (liabilities), net	R$ (10,735)
Commodity price risk | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	5.4
Liabilities	R$ (3,301,752)
Commodity price risk | Interest rate devaluation by -10% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	4.9
Effect on profit or loss	R$ 330,175
Commodity price risk | Interest rate devaluation by -25% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	4.1
Effect on profit or loss	R$ 825,438
Commodity price risk | Interest rate appreciation by 10% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	5.9
Effect on profit or loss	R$ (330,175)
Commodity price risk | Interest rate appreciation by 25% | Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price (in usd per share) | $ / gal	6.8
Effect on profit or loss	R$ (825,438)
Currency risk | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(22,444,794)	R$ (39,156,408)
Currency risk | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	R$ (1,075)	R$ (1,600)